ING VARIABLE PORTFOLIOS, INC.

ING BlackRock Science and Technology Opportunities Portfolio

(“Portfolio”)

Supplement dated September 25, 2012

to the Portfolio’s Adviser Class (“Class ADV”) Prospectus, Class I Prospectus,

Class S Prospectus and Service 2 Class (“Class S2”) Prospectus

(“collectively “Prospectuses”) and

Class ADV, Class I, Class S and Class S2

Statement of Additional Information (“SAI”),

each dated April 30, 2012

Effective September 25, 2012, Paul Ma was removed as a co-portfolio manager for the Portfolio.  The Portfolio’s Prospectuses and SAI are hereby revised to remove all references to Paul Ma as a co-portfolio manager for the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE